Transactions with related parties	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
Transactions with related parties

12	Transactions with related parties

There were no other changes to the related party transactions described in Note 34 of the registration statement on Form 20-F that have had a material effect on the financial position or performance of the group in the half-year to 30 June 2022.
All related party transactions that took place in the half-year to 30 June 2022 were similar in nature to those disclosed in the registration statement on Form 20-F.